Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, par value	$ 1,000	$ 1,000
Temporary equity, shares issued	2,752	8,240
Temporary equity, shares outstanding	2,752	8,240
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	833,333	833,333
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	62,393,940	62,393,940
Common stock, shares issued	45,037,391	38,780,038
Common stock, shares outstanding	45,037,391	38,780,038
Series C Convertible Preferred Stock [Member]
Preferred stock, dividend rate, percentage	10.00%	10.00%
Series B Junior Participating Preferred Stock [Member]
Preferred stock, shares authorized	50,000	50,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0